Summary of Significant Accounting Policies (Details)			6 Months Ended								12 Months Ended
	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2026 SGD ($) Segment shares		Jun. 30, 2026 USD ($) Segment shares		Jun. 30, 2025 SGD ($) shares		Jun. 30, 2025 USD ($) shares		Dec. 31, 2025 SGD ($) shares	Jun. 30, 2026 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts for accounts receivable
Research and development expenses			102,264		$ 79,011
Selling and marketing expenses			$ 319,763		247,055
Uncertain tax positions (in Dollars) | $
Weighted average number of ordinary shares | shares			462,054	[1]	462,054	[1]	282,775	[1]	282,775	[1]	462,054
Reportable segments | Segment			1		1
Unrecognized tax positions			12 months		12 months
Convenience translation			$ 1		$ 0.7726
Customer Concentration Risk [Member] | No Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		10.00%					10.00%		10.00%
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			67.08%		67.08%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable, percentage	99.99%		99.99%									99.99%
Customer Concentration Risk [Member] | Two Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			32.92%		32.92%
Supplier Concentration Risk [Member] | No Vendor [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage							10.00%		10.00%
Supplier Concentration Risk [Member] | One Vendor [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Total costs percentage			34.87%		34.87%
Supplier Concentration Risk [Member] | One Vendor [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	100.00%	26.00%
Supplier Concentration Risk [Member] | Two Vendor [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Total costs percentage			65.13%		65.13%
Supplier Concentration Risk [Member] | Two Vendor [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		10.00%

[1]	The shares and per share information are presented on a retroactive basis to reflect the reverse stock split of 50-to-1 on August 20, 2026.